Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31
	2018	2017

Raw materials	$83	$135
Finished goods	2,791	3,105

	$2,874	$3,240